Basis of Presentation and Significant Accounting Policies - Schedule of Future Annual Amortization License Fee (Details) (10K)	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
2012
2013	5,000	[1]
2014	7,500	[2]
2015	10,000	[3]
2016	10,000	[4]
2017 and each calendar year thereafter	$ 25,000

[1]	Paid February 2014
[2]	Paid February 2015
[3]	Paid February 2016
[4]	$5,399 was paid January 2017 and the remaining $4,601 was paid February 2017.